Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	From 2007 through 2010, the Company received funding from the Israeli Innovation Authority (“IIA”, previously known as Officer of Chief Scientist) for its participation in research and development costs, based on budgets approved by the IIA, subject to the fulfillment of specified milestones. The Company is committed to pay royalties to the IIA on proceeds from sale of products in the research and development of which the IIA participates by way of grants. According to the IIA’s funding terms, royalties between 3% and 4.5% are payable on sales of developed products funded, up to 100% of the funding received by the Company, linked to US dollar and bearing 12 months SOFR interest rate. In the case of failure of a financed project, the Company is not obligated to pay any such royalties to the IIA. The total funding received in prior years from the IIA, including interest, as of December 31, 2025 is $772.

b.	On May 30, 2022, the Company entered into a collaboration agreement with SciSparc, a specialty clinical-stage pharmaceutical company focusing on the development of therapies to treat disorders of the central nervous system. Under the collaboration agreement, the Company will work with SciSparc to develop technology for the treatment of pain, based on SciSparc’s SCI-160 platform and Company’s trap and target (“T&T”) platform technology. In accordance with the collaboration agreement, SciSparc will pay development fees to the Company upon successful completion of clinical trials, of $80 by successful completion of preclinical safety tests, $120 by successful completion of Phase 1 clinical trial, $150 by upon successful completion of Phase 2a clinical trial, $200 upon successful completion of Phase 2b clinical trial, $500 upon successful completion of Phase 3 clinicals, $750 upon approval by the U.S. Food and Drug Administration and $750 upon approval by an EU regulatory body. Additionally, SciSparc will pay royalties of 3.25% on any product sales by SciSparc resulting from the collaboration agreement. No development fees or royalties have been paid as of the date of issuance of these financial statements. On August 13, 2024, with the execution of the license purchase agreement with SciSparc, the collaboration agreement was terminated (see also Note 9d).

c.	On July 18, 2022, the Company signed a collaboration agreement with NurExone Biologic Inc. (“NurExone”) pursuant to which the Company, as part of its R&D activity, will use its T&T platform technology to develop formulations of an intranasal delivery system tailored for NurExone’s drug candidate. In accordance with the collaboration agreement, NurExone will cover the costs of the formulation development in an estimated amount of $220 in three installments based on meeting development milestones, of which $0 were paid in each of the years 2025, 2024 and 2023, respectively. The collaboration agreement further provides that NurExone will pay additional development fees to the Company upon successful completion of clinical trials, of $500 by successful completion of Phase 2 clinical trial, $600 upon successful completion of Phase III clinical trial, $1,125 upon approval by the U.S. Food and Drug Administration and $1,125 upon approval by an EU regulatory body. Additionally, NurExone will pay royalties of 2.25-3.25% depending on volume of sales based on any product sales by NurExone resulting from the collaboration agreement. Manufacturing and marketing rights for formulations developed under the collaboration agreement are exclusive to NurExone. As of the date of these financial statements, no developments fees are due from NurExone.

d.	On August 13, 2024, the Company entered into an agreement with SciSparc for the purchase of an exclusive, worldwide, royalty-bearing license with respect to intellectual property rights associated with SciSparc’s SCI-160 platform, see Note 4.